Leases - Maturity of lease liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Leases
Maturity of lease liabilities	$ 10,680	$ 17,541
1 year or less
Leases
Maturity of lease liabilities	3,576	4,035
1 to 2 years
Leases
Maturity of lease liabilities	1,022	3,776
2 to 5 years
Leases
Maturity of lease liabilities	2,192	5,376
Over 5 years
Leases
Maturity of lease liabilities	$ 3,890	$ 4,354